Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Gross Total	$ 1,482,820	$ 699,553
Less: Accumulated depreciation and amortization	(152,049)	(20,547)
Foreign exchange translation	(29,951)	(3,823)
Total	1,300,820	675,183
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross Total	19,191	14,127
Software Development [Member]
Property, Plant and Equipment [Line Items]
Gross Total	71,829	69,102
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Gross Total	21,980	20,097
Renovation [Member]
Property, Plant and Equipment [Line Items]
Gross Total	21,183	9,064
Space Component [Member]
Property, Plant and Equipment [Line Items]
Gross Total	893,556
Ground Component [Member]
Property, Plant and Equipment [Line Items]
Gross Total	35,876
Space Component Under Construction [Member]
Property, Plant and Equipment [Line Items]
Gross Total		387,021
Ground Component Under Construction [Member]
Property, Plant and Equipment [Line Items]
Gross Total	$ 419,205	$ 200,142